UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/2010

Check here if amendment [ ]; Amendment Number:
This Amendment (check only one):              [ ] is a restatement.
                                              [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name       Barry M. Kitt
Address    4965 Preston Park Blvd
           Suite 240, Plano, TX 75093


Form 13F File Number:    028-12801

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name    Barry M. Kitt
Title
Phone

Signature, Place, and Date of Signing:

/s/ Barry M. Kitt       Plano, TX           11/12/2010
-----------------       -------------       ----------
[Signature]             [City, State]       [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[X] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number  Name
--------------------  ----
028-12894             Pinnacle Advisers, L.P.
028-12898             Pinnacle China Advisers, L.P.

                                 FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0
Form 13F Information Table Entry Total:      17
Form 13F Information Table Value Total:      35,075   (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                              FORM 13F INFORMATION TABLE

             COL 1                 COL 2          COL 3     COL 4          COL 5       COL 6    COL 7                COL 8
                                                              US $    SHARES
                                                             VALUE        OR SH/ PUT/ INVSTMT   OTHER          VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)   PRN AMT PRN CALL DSCRETN  MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- --------- --- ---- ------- ---------- --------- -------- --------
Chinacast Education Corp       Common           16946T109     3623    511781 SH       sole                  511781 0        0
Duoyuan Printing Inc           Common           26605B109        3      1000 SH       sole                    1000 0        0
Kit Digital Inc                Common New       482470200     3595    299829 SH       sole                  299829 0        0
Lihua Intl Inc                 Common           532352101     3256    376071 SH       sole                  376071 0        0
PUDA Coal Inc                  Common Par .001  744674300     2824    369113 SH       sole                  369113 0        0
Winner Medical Grp Inc         Common New       97476P204     1947    404042 SH       sole                  404042 0        0
Yuhe International Inc         Common           988432100     2486    357625 SH       sole                  357625 0        0
BOSTON SCIENTIFIC CORP         Common           101137107     1226    200000 SH  call sole                  200000 0        0
SPDR S&P 500 ETF TR            Unit Ser 1 S&P   78462F103     3424     30000 SH  put  sole                   30000 0        0
PROSHARES TR                   PSHS ULTRA 20YRS 74347R297     2188     70000 SH  call sole                   70000 0        0
UNITED STATES NATL GAS FUND    Unit             912318102      617    100000 SH  call sole                  100000 0        0
Parkervision Inc.              Common           701354102        9     13200 SH       sole                   13200 0        0
RF Microdevices Inc.           Common           749941100      614    100000 SH       sole                  100000 0        0
RF Microdevices Inc.           Common           749941100      614    100000 SH  call sole                  100000 0        0
Sinocoking Coal & Choke CH IN  Common           829357102       82     10000 SH       sole                   10000 0        0
DIREXION SHS ETF TR            DLY EM BR3X NEW  25459W482      539     20000 SH  call sole                   20000 0        0
Wal Mart Stores Inc.           Common           931142103     8028    150000 SH  call sole                  150000 0        0